Note 7 - Intangibles, Net - Components of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Net Carrying Amount	$ 50,955
Patents and Trademarks [Member]
Gross Carrying Costs	64,087	$ 69,760
Accumulated Amortization	(13,132)	(9,084)
Net Carrying Amount	$ 50,955	$ 60,676